[LOGO] CMA(R)

CMA MONEY FUND

Semi-Annual Report

                               [GRAPHIC OMITTED]

September 30, 2000

[LOGO] Merrill Lynch

DEAR SHAREHOLDER:

For the six-month period ended September 30, 2000, CMA Money Fund paid shareholders a net annualized yield of 5.96%.* As of September 30, 2000, the Fund's 7-day yield was 6.11%.

Economic Environment

By the end of September 2000, there was ample evidence to indicate the economy was finally beginning to moderate from the unsustainable growth rate of the previous three quarters. The increases in the Federal Funds rate so far this year have begun to have an effect. Since our last report to shareholders, the US equity market has also moderated, with major equity indexes experiencing volatility. Recently, weaker earnings reports by several technology leaders drove the technology-heavy NASDAQ significantly lower. The optimism that fueled unrealistic expectations in the equity market earlier this year is mostly gone, as a weak euro slowed demand from overseas. The stock and bond markets are presently driven by expectations of a neutral monetary policy from the Federal Reserve Board, but concern remains in the equity market that the economy may have a harder landing than is currently anticipated. Although the labor market is still tight, with the unemployment rate hovering around 4%, continued productivity gains will most likely alleviate inflationary pressures from gains in wages and benefits. The extraordinary rise in oil and gasoline prices, while eating into corporate profits, also contributed to the drop in consumer confidence. Investors are hoping that the economy has a soft landing, with gross domestic product growth more in line with the Federal Reserve Board's target of about 3%, making further interest rate increases unnecessary.


* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Portfolio Matters

During the six-month period ended September 30, 2000, we pursued a strategy of adding fixed rate bank and corporate products in the one-year sector. Our average life ranged from 52 days - 71 days. Even though we were in a rising interest rate environment for a majority of the time, the inverted US Treasury yield curve indicated that yields in the short-end would probably not rise to extreme levels, as the one-year sector represented the pivot point of the curve inversion. At times, we targeted six-month certificates of deposit, when a breakeven analysis showed they had greater value. Nevertheless, during the past three months, interest rates have declined. It appears that the Federal Reserve Board may have reached the culmination of its tightening cycle, causing investor demand to increase for corporate product, and spreads to narrow for both fixed and floating rate securities.

The Fund's portfolio composition at the end of the September period and as of our last report to shareholders is detailed below:

                                                          9/30/00        3/31/00
                                                          -------        -------
Bank Notes .....................................            5.0%           4.0%
Certificates of Deposit ........................            2.5            1.5
Certificates of Deposit--European ..............            6.2            8.8
Certificates of Deposit--Yankee+ ...............           23.8           14.9
Commercial Paper ...............................           22.4           37.5
Corporate Notes ................................            2.6            2.7
Funding Agreements .............................            2.2            1.5
Medium-Term Notes ..............................           11.5           11.1
Promissory Notes ...............................            1.0            1.2
Repurchase Agreements ..........................             --            0.6
Time Deposits ..................................            0.6             --
US Government & Agency
Obligations--Discount Notes ....................             --            3.0
US Government & Agency
Obligations--Non-Discount Notes ................           21.8           13.1
Other Assets Less Liabilities ..................            0.4            0.1
                                                          -----          -----
Total ..........................................          100.0%         100.0%
                                                          =====          =====

+     US branches of foreign banks.

In Conclusion

We thank you for your support of CMA Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn
Terry K. Glenn
President and Trustee


/s/ Richard J. Mejzak
Richard J. Mejzak
Vice President and Portfolio Manager

November 2, 2000

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000                  (IN THOUSANDS)
================================================================================

                                     Face      Interest   Maturity
Issue                               Amount       Rate*      Date        Value
--------------------------------------------------------------------------------
                                Bank Notes--5.0%
--------------------------------------------------------------------------------
Banc One, IL N.A                  $  100,000     6.087%   10/06/00   $    99,984
--------------------------------------------------------------------------------
Bank Austria AG                      102,500     6.533+    2/16/01       102,471
--------------------------------------------------------------------------------
Bank of America, N.A                 200,000     6.85     12/14/00       200,039
                                     550,000     6.65+     4/27/01       550,000
                                      50,000     7.11      6/19/01        50,084
                                     200,000     7.10      6/20/01       200,324
--------------------------------------------------------------------------------
Bank of America N.T                  200,000     6.90     12/13/00       200,059
S.A
--------------------------------------------------------------------------------
Comerica Bank                         25,000     6.614+   11/20/00        24,998
                                      21,000     6.61+     3/07/01        20,995
                                     114,000     6.62+     4/25/01       113,980
--------------------------------------------------------------------------------
First USA Bank N.A                    50,000     6.08     10/10/00        49,988
--------------------------------------------------------------------------------
Fleet National Bank                   30,000     6.84+    12/14/00        30,006
                                      42,000     6.84+     1/22/01        42,018
                                      30,000     6.76+     4/20/01        30,015
--------------------------------------------------------------------------------
National City Bank,                   50,000     6.87      9/04/01        50,024
Kentucky
--------------------------------------------------------------------------------
National City Bank,                  100,000     6.72      3/21/01        99,907
Ohio
--------------------------------------------------------------------------------
National City Bank,                  100,000     6.67      3/13/01        99,886
Pennsylvania
--------------------------------------------------------------------------------
U.S. Bank,                            25,000     6.88      4/04/01        24,988
National Association                  60,000     6.64+     6/25/01        59,985
--------------------------------------------------------------------------------
U.S. Bank, N.A.,                      50,000     6.635+    6/25/01        49,987
North Dakota
--------------------------------------------------------------------------------
Total Bank Notes (Cost--$2,099,431) ..............................     2,099,738
--------------------------------------------------------------------------------
                          Certificates of Deposit--2.5%
--------------------------------------------------------------------------------
Bank One, IL N.A                     150,000     6.94     12/29/00       150,031
--------------------------------------------------------------------------------
Chase Manhattan Bank                 200,000     6.64      2/12/01       199,982
USA, N.A
--------------------------------------------------------------------------------
Comerica Bank                        200,000     6.63      6/27/01       199,942
--------------------------------------------------------------------------------
First Tennessee Bank                 150,000     6.67     12/11/00       150,000
N.A
--------------------------------------------------------------------------------
Old Kent Bank                        150,000     6.66+     7/02/01       150,000
--------------------------------------------------------------------------------
SouthTrust Bank, N.A                 100,000     6.86     12/19/00       100,004
--------------------------------------------------------------------------------
State Street Bank                     25,000     6.59     12/29/00        25,000
& Trust
--------------------------------------------------------------------------------
Sun Trust Bank                        66,000     6.78      4/18/01        65,962
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$1,040,951) .................     1,040,921
--------------------------------------------------------------------------------
                     Certificates of Deposit--European--6.2%
--------------------------------------------------------------------------------
Abbey National                       323,000     6.61     12/27/00       323,026
Treasury Services PLC,                50,000     7.06     12/27/00        50,023
London
--------------------------------------------------------------------------------
Australia & New Zealand              150,000     7.08      7/20/01       150,321
Banking Group
--------------------------------------------------------------------------------
Banco Santander                      200,000     6.76      2/09/01       200,037
Central Hispano
--------------------------------------------------------------------------------
Bank of Scotland,                    200,000     6.58     12/22/00       200,003
London                                50,000     6.58     12/29/00        49,999
--------------------------------------------------------------------------------
Bayerische Hypo-und                   86,000     6.93     12/27/00        86,016
Vereinsbank AG
--------------------------------------------------------------------------------
Commerzbank AG                       200,000     6.86     12/20/00       200,009
--------------------------------------------------------------------------------
Fleet National Bank                   50,000     6.90     12/15/00        50,006
--------------------------------------------------------------------------------
Halifax PLC, London                  100,000     6.625    12/27/00        99,968
--------------------------------------------------------------------------------
ING Bank N.V.,                       235,000     6.775     2/08/01       235,042
London                               100,000     6.76      2/09/01       100,013
--------------------------------------------------------------------------------
Landesbank                            63,000     7.04     11/30/00        63,027
Baden-Wurttemberg,                   100,000     7.05     12/04/00       100,041
London                                87,000     7.16      6/29/01        87,205
--------------------------------------------------------------------------------
Landesbank Hessen-                   150,000     7.07      7/24/01       150,320
Thuringen Girozentrale
--------------------------------------------------------------------------------
National Australia                    75,000     6.688+    2/16/01        75,000
Bank Limited
--------------------------------------------------------------------------------
Westdeutsche Landes-                 150,000     6.80      4/17/01       149,929
bank Girozentrale                    200,000     6.82      4/18/01       199,926
--------------------------------------------------------------------------------
Total Certificates of Deposit--
European (Cost--$2,569,072) ......................................     2,569,911
--------------------------------------------------------------------------------
                     Certificates of Deposit--Yankee--23.8%
--------------------------------------------------------------------------------
ABN-AMRO Bank N.V                    128,000     6.61+     3/02/01       127,968
--------------------------------------------------------------------------------
Australia & New Zealand               75,000     6.72      3/16/01        74,909
Banking Group, N.Y                   100,000     6.84      3/28/01        99,932
--------------------------------------------------------------------------------
BNP Paribas, N.Y                     100,000     6.82      3/28/01        99,922
                                     100,000     6.88      3/29/01        99,950
                                     100,000     6.89      3/29/01        99,955
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya                 100,000     6.795     4/17/01        99,906
Argentaria S.A                       200,000     6.99      5/02/01       200,025
                                      50,000     6.87      8/24/01        50,011
                                     100,000     6.87      9/04/01       100,028
--------------------------------------------------------------------------------
Bank Austria AG                       28,000     6.531     3/05/01        27,993
                                     160,000     6.65      7/05/01       159,968
--------------------------------------------------------------------------------
Bank of Nova Scotia                  150,000     6.549+   11/13/00       149,985
                                      25,000     6.538+    3/01/01        24,994
                                      50,000     6.79      4/17/01        49,951
--------------------------------------------------------------------------------
Bank of Scotland                     100,000     6.79      4/17/01        99,903
                                      50,000     6.88      8/24/01        50,015
--------------------------------------------------------------------------------
Barclays Bank PLC, N.Y               300,000     6.70      9/18/01       299,667
--------------------------------------------------------------------------------
Bayerische Hypo-                     100,000     6.54+     2/28/01        99,980
und Vereinsbank AG,                   50,000     6.665     3/08/01        49,929
N.Y                                  172,000     6.80      3/28/01       171,850
                                     117,000     6.78      4/17/01       116,878
                                      50,000     7.07      5/03/01        50,029
                                      25,000     6.87      8/24/01        25,005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONTINUED)      (IN THOUSANDS)
================================================================================

                                     Face      Interest   Maturity
Issue                               Amount       Rate*      Date        Value
--------------------------------------------------------------------------------
                  Certificates of Deposit--Yankee (continued)
--------------------------------------------------------------------------------
Bayerische                        $  200,000     6.585+%  11/09/00   $   199,984
Landesbank                           500,000     6.64+     8/03/01       499,856
Girozentrale, N.Y
--------------------------------------------------------------------------------
Canadian Imperial Bank               125,000     6.66      3/08/01       124,819
of Commerce, N.Y                      50,000     7.13      6/29/01        50,078
                                     325,000     6.98      7/16/01       325,220
--------------------------------------------------------------------------------
Commerzbank AG, N.Y                   50,000     6.70      2/20/01        49,937
                                      50,000     6.755     2/22/01        49,948
                                      50,000     6.54+     3/01/01        49,990
                                      40,000     6.548+    3/01/01        39,992
                                      15,000     6.78      4/17/01        14,985
                                      20,000     7.145     6/26/01        20,032
--------------------------------------------------------------------------------
Credit Agricole                      150,000     6.61+    11/08/00       149,990
Indosuez, N.Y                        200,000     6.78      4/17/01       199,791
                                     100,000     6.82      4/27/01        99,917
                                      50,000     6.99      8/02/01        50,049
--------------------------------------------------------------------------------
Credit Communal                       50,000     6.71      2/28/01        49,939
de Belgique, N.Y                      50,000     6.535+    3/01/01        49,989
--------------------------------------------------------------------------------
Den Danske Bank,                     100,000     6.875     9/04/01       100,033
A/S, N.Y
--------------------------------------------------------------------------------
Dena Bank Belgique                   300,000     6.975     7/16/01       300,192
--------------------------------------------------------------------------------
Deutsche Bank AG, N.Y                150,000     6.00     11/13/00       149,820
                                     115,000     6.55+    12/13/00       114,979
                                      50,000     6.80      4/17/01        49,954
                                     680,000     6.62+     6/29/01       679,746
--------------------------------------------------------------------------------
Dresdner Bank AG, N.Y                 50,000     6.71      2/26/01        49,939
                                      50,000     6.65      3/06/01        49,926
                                     124,000     6.55+     3/28/01       123,959
--------------------------------------------------------------------------------
Landesbank                            25,000     7.01     11/24/00        25,009
Baden-Wurttemberg                     25,000     6.99      8/02/01        25,025
                                      50,000     6.75      9/14/01        49,966
--------------------------------------------------------------------------------
Landesbank Hessen-                   250,000     6.708     9/18/01       249,739
Thuringen Girozentrale,
N.Y
--------------------------------------------------------------------------------
Norddeutsche                         100,000     6.65      3/06/01        99,852
Landesbank                           150,000     7.16      6/27/01       150,262
Girozentrale                          75,000     6.87      8/24/01        75,016
--------------------------------------------------------------------------------
Rabobank Nederland NV                 95,000     6.64      3/02/01        94,857
                                     200,000     6.67      3/09/01       199,718
                                      50,000     6.71      3/16/01        49,937
                                     154,500     6.845     4/06/01       154,396
                                      79,000     7.18      6/13/01        79,134
--------------------------------------------------------------------------------
Royal Bank of Canada                 187,000     6.68      3/09/01       186,744
                                     100,000     6.62+     3/22/01        99,977
                                     100,000     6.62+     3/27/01        99,976
                                     113,000     6.62+     6/07/01       112,961
--------------------------------------------------------------------------------
Svenska                              150,000     6.65      3/06/01       149,778
Handelsbanken AB                     150,000     6.62      3/07/01       149,759
                                      50,000     6.98      5/02/01        50,003
                                     100,000     7.15      6/29/01       100,170
                                      50,000     6.89      8/24/01        50,019
--------------------------------------------------------------------------------
Toronto-Dominion Bank                 94,000     6.61     12/29/00        93,944
--------------------------------------------------------------------------------
UBS AG                               150,000     6.81      3/28/01       149,877
                                     200,000     6.87      3/29/01       199,891
                                     175,000     6.82      4/27/01       174,855
                                     200,000     6.86      9/04/01       200,039
                                      74,500     6.72      9/18/01        74,431
--------------------------------------------------------------------------------
Unibank A/S                          130,000     6.78      3/23/01       129,877
                                      70,000     6.92      3/30/01        69,978
--------------------------------------------------------------------------------
Westdeutsche                         200,000     6.542+    2/26/01       199,960
Landesbank
Girozentrale
--------------------------------------------------------------------------------
Westpac Banking Corp.                 75,000     6.59+    11/10/00        74,996
                                      25,000     6.591+   11/13/00        24,998
                                     125,000     6.745     3/20/01       124,862
                                      75,000     6.99      8/02/01        75,074
--------------------------------------------------------------------------------
Total Certificates of Deposit--
Yankee (Cost--$9,919,110) ........................................     9,916,897
--------------------------------------------------------------------------------
                             Commercial Paper--22.4%
--------------------------------------------------------------------------------
AEP Credit Inc.                       35,000     6.48     12/18/00        34,496
                                      35,000     6.46     12/29/00        34,427
--------------------------------------------------------------------------------
AT&T Corp.                           100,000     6.50     12/14/00        98,631
                                     234,000     6.67      3/08/01       233,649
                                     366,000     6.751+    7/13/01       366,194
--------------------------------------------------------------------------------
Aegon Funding Corp.                   70,000     6.625    12/14/00        69,042
                                      50,000     6.62     12/18/00        49,280
                                     115,000     6.64     12/21/00       113,281
--------------------------------------------------------------------------------
Amsterdam Funding                     25,000     6.51     10/02/00        24,986
Corp.                                 50,000     6.51     10/03/00        49,964
                                      50,000     6.52     10/03/00        49,964
                                      32,300     6.52     10/05/00        32,265
                                      12,637     6.51     10/10/00        12,612
                                      45,000     6.52     10/13/00        44,886
                                      50,000     6.51     10/18/00        49,828
--------------------------------------------------------------------------------
Apreco, Inc.                          50,000     6.52     10/25/00        49,765
                                      20,000     6.50     12/08/00        19,747
                                      25,000     6.51     12/12/00        24,665
--------------------------------------------------------------------------------
Asset Securitization                  61,500     6.50     10/17/00        61,300
Coop. Corp.                          100,000     6.50     10/20/00        99,621
                                     150,000     6.50     10/23/00       149,350
                                     175,000     6.50     10/24/00       174,210
--------------------------------------------------------------------------------
Atlantis One Funding                 100,000     6.52     10/06/00        99,873
Corp.
--------------------------------------------------------------------------------
BPE Systems Holdings Inc.             60,800     6.47     12/12/00        59,989
--------------------------------------------------------------------------------
Banco Itau SA, Series A               15,000     6.46      3/01/01        14,588
--------------------------------------------------------------------------------
Bills Securitization                 100,000     6.51     10/13/00        99,747
Limited                               25,000     6.57     11/10/00        24,811
--------------------------------------------------------------------------------
CXC Incorporated                      75,000     6.53     10/16/00        74,770
                                      40,000     6.52     10/20/00        39,848
                                      20,000     6.48     12/06/00        19,755
                                     150,000     6.50     12/13/00       147,969
                                     100,000     6.50     12/14/00        98,610
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONTINUED)      (IN THOUSANDS)
================================================================================

                                     Face      Interest   Maturity
Issue                               Amount       Rate*      Date        Value
--------------------------------------------------------------------------------
                          Commercial Paper (continued)
--------------------------------------------------------------------------------
Centric Capital Corp.             $   24,000     6.51%    10/10/00   $    23,952
                                      24,000     6.57     10/10/00        23,952
                                     100,000     6.50     10/11/00        99,783
                                      17,500     6.48     12/27/00        17,220
                                      27,122     6.48     12/28/00        26,683
--------------------------------------------------------------------------------
Clipper Receivables                  125,000     6.51     10/17/00       124,593
Corp.
--------------------------------------------------------------------------------
Corporate Receivables                 95,000     6.53     10/03/00        94,931
Corp.
--------------------------------------------------------------------------------
Credit Suisse First                   80,000     6.64     12/14/00        78,905
Boston Inc.
--------------------------------------------------------------------------------
Credit Suisse                         50,000     6.65     12/13/00        49,324
First Boston International
(Guernsey) Limited
--------------------------------------------------------------------------------
Cregem North                         100,000     6.51      2/14/01        97,522
America, Inc.
--------------------------------------------------------------------------------
Delaware Funding Corp.                75,972     6.50     10/10/00        75,821
                                     100,549     6.50     10/13/00       100,295
                                      31,277     6.51     10/17/00        31,175
                                      60,397     6.51     10/24/00        60,124
                                     100,000     6.48     12/06/00        98,776
                                     115,215     6.48     12/07/00       113,784
                                      50,718     6.48     12/15/00        50,015
--------------------------------------------------------------------------------
E.W. Scripps                          30,000     6.47     12/18/00        29,568
Company (The)
--------------------------------------------------------------------------------
Enterprise Funding Corp.             101,731     6.52     10/03/00       101,657
                                     101,717     6.51     10/10/00       101,515
                                      11,693     6.51     10/11/00        11,668
                                      99,000     6.52     10/16/00        98,695
                                      14,437     6.48     12/21/00        14,221
--------------------------------------------------------------------------------
Eureka Securitization Inc.            45,000     6.51     10/03/00        44,967
                                      75,000     6.51     10/04/00        74,932
                                      66,500     6.51     10/11/00        66,356
                                      50,000     6.51     10/19/00        49,819
                                      50,000     6.51     10/20/00        49,810
                                      13,500     6.51     10/23/00        13,441
--------------------------------------------------------------------------------
FCE Bank PLC                          75,000     6.52     10/06/00        74,905
--------------------------------------------------------------------------------
Falcon Asset                          67,165     6.51     10/10/00        67,031
Securitization                        98,985     6.51     10/11/00        98,770
                                      88,270     6.51     10/20/00        87,935
                                      25,000     6.50     10/23/00        24,892
                                      20,580     6.51     10/24/00        20,487
--------------------------------------------------------------------------------
Fleet Funding                        100,000     6.51     10/06/00        99,873
Corporation                          200,000     6.52     10/19/00       199,276
--------------------------------------------------------------------------------
Forrestal Funding                     22,614     6.54     10/16/00        22,545
                                      30,502     6.54     10/23/00        30,370
                                      50,674     6.51     10/26/00        50,428
                                     188,872     6.50     12/12/00       186,354
--------------------------------------------------------------------------------
Fortis Funding LLC                    89,309     6.52     10/23/00        88,923
                                      50,000     6.49     12/20/00        49,262
--------------------------------------------------------------------------------
GE Capital                           150,000     6.50     10/03/00       149,892
International                        225,000     6.58      1/22/01       220,349
Funding, Inc.
--------------------------------------------------------------------------------
General Electric                     296,000     6.695    10/04/00       295,990
Capital Corp.
--------------------------------------------------------------------------------
Glaxo Wellcome Inc.                   25,000     6.50     12/18/00        24,639
--------------------------------------------------------------------------------
Intrepid Funding                      50,907     6.54     10/16/00        50,751
Master Trust                          20,335     6.54     10/23/00        20,247
                                     112,716     6.55     10/23/00       112,228
--------------------------------------------------------------------------------
Kitty Hawk Funding                   400,000     6.51     10/05/00       399,566
Corp.                                 31,000     6.53     10/06/00        30,961
                                      32,948     6.51     10/23/00        32,805
                                      35,993     6.51     11/09/00        35,727
--------------------------------------------------------------------------------
Monte Rosa Capital                    47,000     6.53     10/16/00        46,855
Corp.                                105,000     6.51     10/19/00       104,620
--------------------------------------------------------------------------------
National Rural Utilities              25,000     6.53     10/10/00        24,950
Cooperative Finance                   33,153     6.48     11/29/00        32,788
Corp.                                 95,000     6.45      3/12/01        92,206
                                     100,000     6.45      3/13/01        97,041
--------------------------------------------------------------------------------
New Center Asset Trust               250,000     6.52     10/05/00       249,728
--------------------------------------------------------------------------------
Nordbanken North                     149,500     6.60      1/26/01       146,303
America Inc.
--------------------------------------------------------------------------------
Old Line Funding Corp.                27,000     6.51     10/11/00        26,941
                                      35,095     6.51     10/13/00        35,006
                                      60,911     6.51     10/17/00        60,713
--------------------------------------------------------------------------------
Park Avenue Receivables              107,365     6.72     10/02/00       107,305
Corp.                                100,551     6.52     10/18/00       100,205
--------------------------------------------------------------------------------
Prudential Funding LLC               143,948     6.45      3/30/01       139,254
--------------------------------------------------------------------------------
Santander Central                    100,000     6.52     10/10/00        99,801
Hispano Finance                       50,000     6.64     12/21/00        49,253
(Delaware) Inc.
-------------------------------------------------------------------------------
Spintab-Swedmortgage AB               70,000     6.585     1/29/01        68,465
--------------------------------------------------------------------------------
Tulip Funding Corp.                   98,818     6.52     10/16/00        98,514
                                      74,645     6.53     10/20/00        74,361
--------------------------------------------------------------------------------
Unilever Capital Corp.                50,000     6.50     11/03/00        49,684
                                     335,000     6.683     9/07/01       335,084
--------------------------------------------------------------------------------
Windmill Funding Corp.                50,000     6.50     10/03/00        49,964
                                      50,000     6.52     10/03/00        49,964
                                      96,239     6.51     10/04/00        96,152
                                      25,000     6.51     10/10/00        24,950
                                      50,000     6.50     10/12/00        49,883
                                     100,000     6.51     10/12/00        99,764
--------------------------------------------------------------------------------
Woolwich PLC                          70,000     6.54     10/27/00        69,647
--------------------------------------------------------------------------------
Total Commercial Paper (Cost--$9,298,990) ........................     9,299,234
--------------------------------------------------------------------------------
                              Corporate Notes--2.6%
--------------------------------------------------------------------------------
LINCS Series 1998-2                  240,000     6.621     3/01/01       240,000
--------------------------------------------------------------------------------
LINCS Series 1998-6                  285,000     6.691    10/18/00       285,000
--------------------------------------------------------------------------------
Strategic Money                      295,000     6.66      9/24/01       295,000
Market Trust 2000-H
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONTINUED)      (IN THOUSANDS)
================================================================================

                                     Face      Interest   Maturity
Issue                               Amount       Rate*      Date        Value
--------------------------------------------------------------------------------
                          Corporate Notes (concluded)
--------------------------------------------------------------------------------
Structured Asset                  $  134,500     6.87+    10/04/00   $   134,500
Vehicle Securities Trust,            134,500     6.723+   10/04/01       134,500
Series 99-1 (SAVES 99-1)
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$1,089,000) .........................     1,089,000
--------------------------------------------------------------------------------
                            Funding Agreements--2.2%
--------------------------------------------------------------------------------
AIG Life Insurance                    50,000     6.648     6/29/01        50,000
Company
--------------------------------------------------------------------------------
Allstate Life                         45,000     6.728+   11/01/00        45,000
Insurance Co.                         45,000     6.688+    7/02/01        45,000
--------------------------------------------------------------------------------
Combined Insurance                    45,000     6.708+    6/01/01        45,000
Co. of America
--------------------------------------------------------------------------------
GE Life and Annuity                  150,000     6.678+   12/01/00       150,000
Assurance Co.
--------------------------------------------------------------------------------
Metropolitan Life                    150,000     6.698+    5/01/01       150,000
Insurance Company
--------------------------------------------------------------------------------
Monumental Life                      135,000     6.765+    8/17/01       135,000
Insurance Co.
--------------------------------------------------------------------------------
Pacific Life                          40,000     6.708+   10/02/00        40,000
Insurance Co.                         40,000     6.708+    6/01/01        40,000
                                      40,000     6.699+   10/01/01        40,000
--------------------------------------------------------------------------------
Principal Life                        50,000     6.728+    5/16/01        50,000
Insurance Company
--------------------------------------------------------------------------------
Travelers Insurance                   70,000     6.658+    2/01/01        70,000
Company (The)                         25,000     6.65+     5/01/01        25,000
                                      25,000     6.671+    9/21/01        25,000
--------------------------------------------------------------------------------
Total Funding Agreements (Cost--$910,000) ........................       910,000
--------------------------------------------------------------------------------
                            Medium-Term Notes--11.5%
--------------------------------------------------------------------------------
AT&T Capital Corp.                    20,000     7.50     11/15/00        20,016
--------------------------------------------------------------------------------
American Honda Finance                50,000     6.68+     8/10/01        49,982
Corp.                                 50,000     6.68+     8/17/01        49,990
--------------------------------------------------------------------------------
Associates Corporation               600,000     6.523+    3/16/01       599,838
of North America
--------------------------------------------------------------------------------
Australia & New Zealand               75,000     6.61+     6/12/01        74,978
Banking Group
--------------------------------------------------------------------------------
CIT Group                            200,000     6.609+    3/27/01       199,932
Holdings, Inc. (The)
--------------------------------------------------------------------------------
Chase Manhattan Corp.                 25,000     7.002+   11/02/00        25,005
--------------------------------------------------------------------------------
Citigroup                            100,000     6.59+     6/06/01       100,000
--------------------------------------------------------------------------------
Commerzbank                           75,000     6.588+    1/30/01        74,972
Overseas Finance, N.V
--------------------------------------------------------------------------------
DaimlerChrysler North                 25,000     6.654+    6/11/01        25,007
America Holdings Corp.
--------------------------------------------------------------------------------
Dupont (E.I.)                        155,000     6.69      3/13/01       154,618
de Nemours & Co.
--------------------------------------------------------------------------------
Ford Motor Credit                    750,000     6.77+    10/02/00       750,002
Company                              155,000     6.64+    11/22/00       155,002
                                     309,400     6.602+   11/24/00       309,377
--------------------------------------------------------------------------------
General Motors                       579,500     6.74+    10/06/00       579,498
Acceptance Corp.                     196,000     6.83+    12/01/00       195,998
                                     145,000     6.71      2/27/01       144,970
                                      41,000     6.45      8/27/01        40,860
--------------------------------------------------------------------------------
Goldman Sachs                        118,000     6.85+    10/15/01       117,997
Group, Inc.
--------------------------------------------------------------------------------
Household Finance                    275,000     6.763+   11/01/00       275,021
Corp.                                125,000     6.82+     5/04/01       125,001
                                     200,000     6.65+    11/16/01       200,000
--------------------------------------------------------------------------------
Morgan Stanley, Dean                  56,000     7.281+   11/13/00        56,037
Witter, Discover & Co.                94,000     6.68+     1/22/01        94,011
--------------------------------------------------------------------------------
National Rural Utilities             200,000     6.62+     6/15/01       199,965
Coop. Fin. Corp.
--------------------------------------------------------------------------------
Prudential Funding LLC                20,000     6.70+    12/21/00        20,002
--------------------------------------------------------------------------------
Salomon Smith Barney                  25,000     6.98+     8/02/01        25,060
Holdings, Inc.
--------------------------------------------------------------------------------
Toyota Motor Credit                  131,000     6.868+   10/25/00       131,015
Corp.
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$4,794,656) .......................     4,794,154
--------------------------------------------------------------------------------
                             Promissory Notes--1.0%
--------------------------------------------------------------------------------
Goldman Sachs                        270,000     6.638+    3/21/01       270,000
Group, Inc.                          130,000     6.638+    4/25/01       130,000
--------------------------------------------------------------------------------
Total Promissory Notes (Cost--$400,000) ..........................       400,000
--------------------------------------------------------------------------------
                               Time Deposits--0.6%
--------------------------------------------------------------------------------
Chase Manhattan Bank                 233,095     6.688    10/02/00       233,095
USA, N.A
--------------------------------------------------------------------------------
Total Time Deposits (Cost--$233,095) .............................       233,095
--------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                            Non-Discount Notes--21.8%
--------------------------------------------------------------------------------
Federal National                     100,000     5.00     10/02/00        99,987
Mortgage Association                  16,920     4.89     10/13/00        16,909
                                     100,000     6.441+   11/13/00       100,000
                                      75,000     5.21      1/26/01        74,708
                                      90,000     6.55      3/20/01        90,007
                                      75,000     5.40      3/27/01        74,602
                                      75,000     5.37      4/05/01        74,573
                                      60,000     5.375     4/06/01        59,658
                                      65,000     5.40      4/10/01        64,628
                                      25,000     5.31      4/24/01        24,834
                                      50,000     5.48      5/03/01        49,699
                                     700,000     6.483+    9/17/01       699,482
                                     500,000     6.583+    9/24/01       500,000
                                     600,000     6.52+    11/05/01       599,810
                                     506,000     6.693+    4/19/02       506,000
--------------------------------------------------------------------------------
Federal Farm Credit Banks             31,100     4.875     2/02/01        30,937
--------------------------------------------------------------------------------
Federal Home Loan                     21,045     6.45      3/16/01        21,029
Banks                                135,000     6.703+   11/09/01       134,989
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONCLUDED)      (IN THOUSANDS)
================================================================================

                                     Face      Interest   Maturity
Issue                               Amount       Rate*      Date        Value
--------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                         Non-Discount Notes (continued)
--------------------------------------------------------------------------------
Federal Home                      $  100,000      5.05%   11/17/00   $    99,796
Loan Mortgage                         50,000      5.13    11/24/00        49,891
Corporation                           50,000      5.18    11/24/00        49,894
                                      75,000      5.15     1/26/01        74,649
                                      75,000      5.125    2/08/01        74,609
                                      50,000      5.18     2/09/01        49,747
                                      25,000      5.375    3/01/01        24,873
                                     209,468      6.51     4/26/01       209,422
                                     760,000      6.503+   9/17/01       759,472
--------------------------------------------------------------------------------
Student Loan                         350,000     6.782+   10/02/00       349,998
Marketing Association                410,000     6.788+   10/02/00       409,999
                                     100,000     6.683+    7/25/01       100,036
                                     165,000     6.587+    9/28/01       165,012
                                     500,000     6.683+    2/26/02       499,733
                                     200,000     6.683+    2/28/02       199,884
                                     400,000     6.673+    3/13/02       399,835
                                   1,474,000     6.653+    3/18/02     1,472,967
                                     600,000     6.653+    4/12/02       599,740
--------------------------------------------------------------------------------
US Treasury Notes                    100,000      4.50     9/30/00        99,994
                                     129,000      4.00    10/31/00       128,704
                                       4,400     4.625    11/30/00         4,386
--------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$9,048,548) ............................     9,044,493
--------------------------------------------------------------------------------
Total Investments (Cost--$41,402,853)--99.6% .....................    41,397,443

Other Assets Less Liabilities--0.4% ..............................       171,067
                                                                     -----------
Net Assets--100.0% ...............................................   $41,568,510
                                                                     ===========
================================================================================

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at September 30, 2000.
+     Variable rate notes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2000
================================================================================

Assets:
Investments, at value (identified cost--$41,402,853,274+) .....................                             $ 41,397,442,642
Cash  .........................................................................                                        1,226
Receivables:
  Interest ....................................................................      $    429,719,828
  Securities sold .............................................................           400,128,556            829,848,384
                                                                                     ----------------
Prepaid registration fees and other assets ....................................                                      593,946
                                                                                                            ----------------
Total assets ..................................................................                               42,227,886,198
                                                                                                            ----------------
Liabilities:
Payables:
  Securities purchased ........................................................           624,587,288
  Distributor .................................................................            13,102,569
  Investment adviser ..........................................................            12,603,969
  Dividends to shareholders ...................................................                16,873            650,310,699
                                                                                     ----------------
Accrued expenses and other liabilities ........................................                                    9,065,803
                                                                                                            ----------------
Total liabilities .............................................................                                  659,376,502
                                                                                                            ----------------
Net Assets ....................................................................                             $ 41,568,509,696
                                                                                                            ================
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized ....................................................................                             $  4,157,392,033
Paid-in capital in excess of par ..............................................                               37,416,528,295
Unrealized depreciation on investments--net ...................................                                   (5,410,632)
                                                                                                            ----------------
Net Assets--Equivalent to $1.00 per share based on 41,573,920,328 shares of
beneficial interest outstanding ...............................................                             $ 41,568,509,696
                                                                                                            ================

+ Cost for Federal income tax purposes. As of September 30, 2000, net unrealized depreciation for Federal income tax purposes amounted to $5,410,632, of which $4,127,301 related to appreciated securities and $9,537,933 related to depreciated securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
================================================================================

Investment Income:
Interest and amortization of premium and discount earned                           $ 1,789,758,490
Expenses:
Investment advisory fees ...............................      $   104,259,024
Distribution fees ......................................           34,267,186
Transfer agent fees ....................................           10,104,055
Accounting services ....................................            1,832,974
Registration fees ......................................              991,419
Custodian fees .........................................              760,837
Professional fees ......................................              194,186
Printing and shareholder reports .......................              183,774
Trustees' fees and expenses ............................               10,614
Other ..................................................              225,034
                                                              ---------------
Total expenses .........................................                               152,829,103
                                                                                   ---------------
Investment income--net .................................                             1,636,929,387
Realized Loss on Investments--Net ......................                                (1,253,007)
Change in Unrealized Depreciation on Investments--Net...                                25,055,621
                                                                                   ---------------
Net Increase in Net Assets Resulting from Operations ...                           $ 1,660,732,001
                                                                                   ===============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                     For the Six             For the Year
                                                                     Months Ended               Ended
Increase (Decrease) in Net Assets:                                  Sept. 30, 2000          March 31, 2000
------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ......................................      $   1,636,929,387       $   3,051,315,284
Realized loss on investments--net ...........................             (1,253,007)             (3,001,183)
Change in unrealized depreciation on investments--net .......             25,055,621             (24,083,104)
                                                                   -----------------       -----------------
Net increase in net assets resulting from operations ........          1,660,732,001           3,024,230,997
                                                                   -----------------       -----------------
Dividends to Shareholders:
Investment income--net ......................................         (1,635,676,380)         (3,048,314,101)
                                                                   -----------------       -----------------
Net decrease in net assets resulting from dividends
to shareholders .............................................         (1,635,676,380)         (3,048,314,101)
                                                                   -----------------       -----------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ............................         92,492,752,164         280,910,178,406
Value of shares issued to shareholders in reinvestment
of dividends ................................................          1,631,668,136           3,041,945,827
                                                                   -----------------       -----------------
                                                                      94,124,420,300         283,952,124,233
Cost of shares redeemed .....................................       (120,369,017,341)       (276,481,136,394)
                                                                   -----------------       -----------------
Net increase (decrease) in net assets derived from beneficial
interest transactions .......................................        (26,244,597,041)          7,470,987,839
                                                                   -----------------       -----------------
Net Assets:
Total increase (decrease) in net assets .....................        (26,219,541,420)          7,446,904,735
Beginning of period .........................................         67,788,051,116          60,341,146,381
                                                                   -----------------       -----------------
End of period ...............................................      $  41,568,509,696       $  67,788,051,116
                                                                   =================       =================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
FINANCIAL HIGHLIGHTS
================================================================================

The following per share data and ratios have   For the Six
been derived from information provided in the    Months
financial statements.                            Ended                        For the Year Ended March 31,
                                                Sept. 30,      -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:           2000             2000           1999            1998            1997
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ...      $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                              -----------      -----------     -----------     -----------     -----------
Investment income--net .................            .0296            .0491           .0483           .0512           .0490
Realized and unrealized gain (loss) on
investments--net .......................            .0005           (.0004)          .0002           .0004              --
                                              -----------      -----------     -----------     -----------     -----------
Total from investment operations .......            .0301            .0487           .0485           .0516           .0490
                                              -----------      -----------     -----------     -----------     -----------
Less dividends and distributions:
  Investment income--net ...............           (.0296)          (.0491)         (.0483)         (.0512)         (.0490)
  Realized gain on investments--net ....               --               --          (.0002)         (.0001)         (.0002)
                                              -----------      -----------     -----------     -----------     -----------
Total dividends and distributions ......           (.0296)          (.0491)         (.0485)         (.0513)         (.0492)
                                              -----------      -----------     -----------     -----------     -----------
Net asset value, end of period .........      $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                              ===========      ===========     ===========     ===========     ===========
Total Investment Return ................             5.96%*           5.02%           4.98%           5.26%           5.04%
                                              ===========      ===========     ===========     ===========     ===========
Ratios to Average Net Assets:
Expenses, excluding interest expense ...              .55%*            .55%            .56%            .56%            .55%
                                              ===========      ===========     ===========     ===========     ===========
Expenses ...............................              .55%*            .56%            .57%            .57%            .56%
                                              ===========      ===========     ===========     ===========     ===========
Investment income and realized gain on
investments--net .......................             5.89%*           4.92%           4.84%           5.13%           4.89%
                                              ===========      ===========     ===========     ===========     ===========
Supplemental Data:
Net assets, end of period (in thousands)      $41,568,510      $67,788,051     $60,341,146     $50,923,780     $41,984,753
                                              ===========      ===========     ===========     ===========     ===========

*     Annualized.

See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the Counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; .425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested, and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

The Fund had no reverse repurchase agreements outstanding during the six months ended September 30, 2000.

5. Capital Loss Carryforward:

At March 31, 2000, the Fund had a net capital loss carryforward of approximately $635,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

--------------------------------------------------------------------------------
CMA MONEY FUND
OFFICERS AND TRUSTEES
================================================================================

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Edward D. Zinbarg--Trustee
Kevin J. McKenna--Senior Vice President
Joseph T. Monagle Jr.--Senior Vice President
Donald C. Burke--Vice President and
  Treasurer
Richard J. Mejzak--Vice President
Phillip Gillespie--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11213--9/00

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